NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
Disclosure of Nature of operations and going concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Tower One Wireless Corp. ("Tower One" or the "Company") is a pure-play, build-to-suit ("BTS") tower owner, operator and developer of multitenant communications structures. The Company's primary business is the leasing of space on communications sites to mobile network operators ("MNOs"). The Company offers tower-related services in the largest Spanish speaking countries in Latin America: Argentina, Colombia and Mexico. These tower-related services include site acquisition, zoning and permitting, structural analysis, and construction which primarily supports the Company's site leasing business, including the addition of new tenants and equipment on its sites. A long-term site lease is in hand with a tenant prior to undergoing construction.

Tower One was incorporated under the laws of the Province of British Columbia, Canada on September 12, 2005. On October 14, 2011, the Company became a reporting company in British Columbia and was approved by the Canadian Securities Exchange ("CSE") and commenced trading on November 16, 2011. The Company's registered office is located at Suite 605, 815 Hornby Street, Vancouver, BC, Canada V6Z 2E6.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, and accordingly, do not purport to give effect to adjustments which may be required should the Company be unable to achieve the objectives above as a going concern. The net realizable value of the Company's assets may be materially less than the amounts recorded in these consolidated financial statements should the Company be unable to realize its assets and discharge its liabilities in the normal course of business. At December 31, 2021, the Company had a working capital deficiency of $16,749,316 (2020 - $19,124,583) and an accumulated deficit of $32,247,379 (2020 - $25,352,460) which has been funded primarily by loans from related parties and third parties. Ongoing operations of the Company are dependent upon the Company's ability to generate sufficient revenues in the future, receive continued financial support and complete equity financings. These factors raise substantial doubt about the Company's ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

The outbreak of the novel strain of coronavirus ("COVID-19") has resulted in governments worldwide enacting emergency measures to constrain the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, self-isolation, physical and social distancing and the closure of non-essential businesses, have caused significant disruption to businesses globally, which has resulted in an uncertain and challenging economic environment. The duration and impact of the COVID-19 pandemic are unknown at this time. COVID-19 did not have a significant impact on the Company's site leasing business and tower sales. Moreover, COVID-19 did not have any impact on the Company's ability to collect receivables from its customers.